Trade and Other Payables - Schedule of Trade and Other Payables (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)
Schedule of Trade and Other Payables [Abstract]
Trade payables	RM 25,299,095	$ 6,005,435	RM 11,237,702
Accruals	3,253,751	772,367	7,389,605
Sundry payables	10,774,503	2,557,624	1,110,105
Total	RM 39,327,349	$ 9,335,426	RM 19,737,412	$ 4,415,133